WRITER'S DIRECT DIAL NUMBER (404) 420-4646 WRITER'S E-MAIL ADDRESS LAG@RH-LAW.COM

January 7, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Larry Spirgel, Esq.

  Re:
  Tri-S Security Corporation
  Amendment No. 1 to Form S-1 filed December 1, 2004
  File No. 333-119737

Ladies and Gentlemen:

        On behalf of Tri-S Security Corporation (the "Company") and in accordance with Rule 472(a) under the Securities Act of 1933, as amended, we transmit herewith for filing a conformed copy of the Company's Amendment No. 2 ("Amendment No. 2") to its Registration Statement on Form S-1 (No. 333-119737) filed on October 13, 2004, and amended on December 1, 2004, including exhibits thereto (the "Registration Statement"), which Amendment No. 2 has been marked to show changes effected to the Registration Statement in accordance with Rule 310 of Regulation S-T.

        Amendment No. 2 is being filed with the Commission primarily in response to comments of the Staff contained in the letter from Larry Spirgel to Ronald G. Farrell dated December 10, 2004. In the interest of clarity, defined terms not otherwise defined in this letter are as defined in Amendment No. 2. For the Staff's convenience, the numbered paragraphs below and headings correspond to the paragraph numbers and headings in the Staff's December 10, 2004 comment letter.

General

  1.
  In response to the Staff's comment, we have revised the disclosure in Amendment No. 2 to clarify how the units will separate. In this regard, please note that the units will no longer separate at the discretion of the underwriters.

Risk Factors, page 5

  Declines in the fair values of intangible assets...., page 14

  2.
  As requested by the Staff, we have provided more specific disclosure concerning how an impairment charge could affect the Company and its investors.

  We may not be able to implement our growth strategy...., page 16
  Our professional reputation is critical to our business...., page 18
  The nature of our business potentially exposes us to liability...., page 18

  3.
  As requested by the Staff, we have revised the captions of the risk factors set forth above to more accurately reflect the risk that is described in the text of the associated risk factor.

Use of Proceeds, page 24

  4.
  We have revised "Use of Proceeds" and similar disclosure elsewhere in the Registration Statement to delete the references to the "lender" because on December 29, 2004 the Company repaid in full the promissory note owed to the lender and, consequently, the net proceeds of the offering will not be used for this purpose.

Pro Form Financial Statements, page 38

  5.
  As requested by the Staff, we have revised the pro forma statement of operations to eliminate adjustment (f).

Management's Discussion and Analysis...., Overview, page 43

  6.
  As requested by the Staff, we have revised "Management's Discussion and Analysis of Financial Condition and Results of Operations—Overview" to discuss the impact to the Company's revenues and overall financial condition resulting from the fact that the Company is no longer certified as an 8(a) firm. We have also revised the "Business" section as appropriate.

  7.
  As requested by the Staff, we have further revised "Management's Discussion and Analysis of Financial Condition and Results of Operations" to discuss (i) why changes in the Company's financial condition occurred, (ii) why the Company's cost of sales has increased, (ii) the Company's belief regarding whether such increase will continue, (iv) the reasons for fluctuations in the Company's cash flows from operations and (v) when the Company expects to achieve more stable cash flows from operations.

Critical Accounting Policies, page 48

  8.
  As requested by the Staff, we have clarified how an impairment loss would effect the Company's financial condition and results of operations.

  9.
  As requested by the Staff, we have expanded the disclosure in critical accounting policies to (i) describe the method the Company uses to determine the fair value of the reporting unit in performing the goodwill impairment test, (ii) discuss the significant assumptions and estimates used in estimating fair value, and (iii) discuss the uncertainties associated with those assumptions and estimates.

Competition in Contract Guard Services, page 66

  10.
  As requested by the Staff, we have further revised the disclosure in "Business—Competition in Contract Guard Services" to discuss the Company's competitive advantages and disadvantages versus the Company's competitors.

Exhibit 5.1

  11.
  As requested by the Staff, we have revised Exhibit 5.1 to state that the warrants are "binding obligations" of the Company.

        The other changes made to the Registration Statement by Amendment No. 2 reflect updating of, and certain other revisions to, the disclosure contained in the Registration Statement. Any comments or questions regarding this filing should be directed to the undersigned at Rogers & Hardin LLP, 2700 International Tower, 229 Peachtree Street, N.E., Atlanta, Georgia 30303, telephone (404) 420-4646, facsimile (404) 525-2224. We appreciate your prompt attention to this matter.

                      Sincerely,

                      /s/ Lori A. Gelchion

Enclosure
cc (Via Hand Delivery):
    Reginald A. Norris, Esq. (w/two copies of Amendment No. 2 w/ exhibits)
    Mr. Terry French (w/two copies of Amendment No. 2 w/o exhibits)